Intangible Assets - Computer Software, Net - License Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Computer software
Computer software, Gross	$ 1,427,957	$ 1,232,998
Computer software, accumulated amortization	(893,421)	(849,283)
Computer software, Net	534,536	383,715
License Agreements
Computer software
Computer software, Gross	20,524	24,421
Computer software, accumulated amortization	(3,228)	(15,918)
Computer software, Net	$ 17,296	$ 8,503